Equity and Debt Financing Agreements (Details Narrative) (10K) - USD ($)																																																				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 24, 2015	Dec. 22, 2015	Sep. 30, 2015	Aug. 14, 2015	Jun. 30, 2015	Apr. 24, 2015	Mar. 10, 2015	Dec. 30, 2014	Dec. 24, 2014	Dec. 22, 2014	Nov. 25, 2014	Oct. 27, 2014	Oct. 22, 2014	Oct. 08, 2014	Oct. 06, 2014	Sep. 24, 2014	Sep. 22, 2014	Sep. 19, 2014	Sep. 11, 2014	Sep. 04, 2014	Aug. 19, 2014	Jul. 17, 2014	Jul. 09, 2014	Jul. 07, 2014	Jul. 03, 2014	Jun. 21, 2014	Jun. 19, 2014	Jun. 18, 2014	May 30, 2014	Apr. 25, 2014	Apr. 16, 2014	Apr. 14, 2014	Apr. 07, 2014	Apr. 03, 2014	Mar. 31, 2014	Mar. 24, 2014	Mar. 13, 2014	Mar. 04, 2014	Feb. 27, 2014	Feb. 25, 2014	Feb. 21, 2014	Feb. 20, 2014	Jan. 24, 2014	Jan. 16, 2014	Jan. 10, 2014	Dec. 13, 2013	Jul. 03, 2013	Jun. 04, 2013	Jan. 16, 2013	Sep. 07, 2012	Jul. 09, 2012	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 06, 2015	Jan. 08, 2015	Jun. 30, 2014	May 05, 2014	Aug. 21, 2013
Series F outstanding																																																							125		125		125	0
Borrowed value																																																							$ 4,062,000		$ 4,062,000		$ 2,128,000	$ 1,527,000
Proceeds from issuance of convertible note payable																																																									1,900,000		5,900,000
Conversion of promissory notes into common stock																																																									1,914,000	$ 1,781,000	3,842,000	1,394,000
Payment of note receivable																																																											140,000
Gain loss on extinguishment of debt																																																								$ (129,000)		(233,000)	(233,000)	$ (246,000)
Ironridge And Dominion Capital LLC [Member]
Proceeds from issuance of convertible note payable																																																											$ 466,035
Convesion of debt to shares																																																											6,775,018
Debt maturity date									May 31, 2015
Derivative liability																																																											$ 571,387
Payments to acquire senior secured debt									$ 158,400
Payments to acquire debenture									4,000,000
Unamortized debt discount									522,061
Demand note									$ 434,592
Securities Purchase Agreement [Member] | TCA Global Credit Master Fund LP [Member]
Convesion of debt to shares																																												52,632
Conversion of promissory notes into common stock																																												$ 12,000
Payments to acquire senior secured debt																																																	$ 5,000,000
Advisory fee																																												22,000
Due diligence fee																																												10,000
Legal fees																																												12,500
Number of Incentive shares value																																												100,000
Sale of stock issued during period																																												191,388
Paid broker fee																																												$ 22,000
First Amendment To Securities PurchaseAgreement [Member] | TCA Global Credit Master Fund LP [Member]
Increase outstanding principal balance																																																																			$ 80,000
Interest expense																																																													$ 139,000
Write off expenses																																																													59,000
Unamortized debt discount																																																													$ 80,000
Debenture Security Agreement [Member] | TCA Global Credit Master Fund LP [Member]
Debt maturity date																																		Apr. 02, 2015
Debenture bears interest rate																																		3.40%
Percentage of average daily volume weighted average price of entity common stock																																		85.00%
Number of Incentive shares value																																		$ 88,000
Sale of stock issued during period																																		425,000
Owed debenture amount																																		$ 425,000
Convertible Note Financings On June 4, 2013 [Member]
Beneficial conversion dividends																																																$ 12,500
Borrowed value																																																$ 50,000
Number of warrants to purchase of common stock																																																104,167
Warrants exercise price per share																																																$ 0.24
Note term																																																1 year
Debt face value																																																$ 50,000
Fair value of Warrants																																																23,223
Proceeds from issuance of convertible note payable																																																50,000
Convesion of debt to shares																																																												725,734	2,600,000
Warrants were converted on cashless basis into shares of common stock																																																												1,508,848
Conversion of promissory notes into common stock																																																													$ 47,850
Unamortized debt discount																																																$ 23,684
Convertible Note Financings On February 20, 2014 [Member]
Borrowed value																																										$ 82,500
Note term																																										24 months
Proceeds from issuance of convertible note payable																																										$ 75,000
Convesion of debt to shares																																																												4,756,739
Debt interest rate																																										10.00%
Debt conversion price per share																																										$ 0.042
Debt conversion price percentage																																										60.00%
Debt original amount																																										$ 7,500
Derivative liability																																																												$ 91,061
Unamortized debt discount																																																												$ 75,000
Convertible Note Financings On February 21, 2014 [Member]
Borrowed value																																									$ 100,000
Convesion of debt to shares																																																												4,149,378
Conversion of promissory notes into common stock																																																												$ 66,667
Debt interest rate																																									10.00%
Debt maturity date																																									Aug. 21, 2014
Debt conversion price percentage																																									40.00%
Debt discount percentage																																									10.00%
Convertible Note Financings On March 13, 2014 [Member]
Borrowed value																																					$ 75,000
Proceeds from issuance of convertible note payable																																					$ 75,000
Convesion of debt to shares																																																												16,386,485
Conversion of promissory notes into common stock																																																												$ 100,000
Debt interest rate																																					8.00%
Debt maturity date																																					Mar. 04, 2015
Debt conversion price percentage																																					40.00%
Debt fees net																																					$ 65,750
Convertible Note Financings On May 5, 2014 [Member]
Convesion of debt to shares																																																												4,117,795
Notes receivable																																																																		$ 75,000
Debt fees net																																																																		$ 65,750
Convertible Note Financings On March 4, 2014 [Member]
Convesion of debt to shares																																																												4,166,386
Repayment of convertible notes																																						$ 75,000
Payment of note receivable																																						$ 50,000
Convertible Note Financings On March 24, 2014 [Member]
Borrowed value																																				$ 52,500
Convesion of debt to shares																																																												3,043,515
Conversion of promissory notes into common stock																																																												$ 35,000
Debt interest rate																																				8.00%
Debt maturity date																																				Mar. 19, 2015
Debt conversion price percentage																																				40.00%
Debt fees net																																				$ 46,000
Convertible Note Financings On April 7, 2014 [Member]
Borrowed value																																	$ 50,000
Convesion of debt to shares																																																												2,888,888
Conversion of promissory notes into common stock																																																												$ 33,333
Debt interest rate																																	8.00%
Debt maturity date																																	Apr. 04, 2015
Debt conversion price percentage																																	40.00%
Debt fees net																																	$ 44,000
Convertible Note Financings On April 16, 2014 [Member]
Borrowed value																															$ 110,000	$ 63,000
Convesion of debt to shares																																																												3,102,713
Conversion of promissory notes into common stock																																																												$ 40,279
Debt interest rate																															10.00%	8.00%
Debt maturity date																																Jan. 02, 2015
Debt conversion price per share																															$ 0.042
Debt conversion price percentage																																39.00%
Derivative liability																															$ 139,997
Debt fees net																															100,000	$ 60,000
Unamortized debt discount																															$ 10,000
Convertible Note Financings On April 16, 2014 [Member]
Convesion of debt to shares																																																												6,910,704
Debt conversion price percentage																															60.00%
Derivative liability																																																												$ 139,997
Convertible Note Financings On April 25, 2014 [Member]
Borrowed value																														$ 50,000
Convesion of debt to shares																																																												2,890,411
Conversion of promissory notes into common stock																																																												$ 33,333
Debt interest rate																														8.00%
Debt maturity date																														Jan. 25, 2015
Debt conversion price percentage																														40.00%
Debt fees net																														$ 45,000
Convertible Note Financings On May 30, 2014 [Member]
Borrowed value																													$ 63,000
Conversion of promissory notes into common stock																																																												40,279
Debt interest rate																													8.00%
Debt maturity date																													Feb. 27, 2015
Debt conversion price percentage																													39.00%
Debt fees net																													$ 60,000
Payment of note receivable																																																												87,536
Convertible Note Financings On June18, 2014 [Member]
Borrowed value																												$ 247,500
Proceeds from issuance of convertible note payable																												$ 50,000
Convesion of debt to shares					4,425,894
Debt interest rate																												10.00%
Debt maturity date																												Jun. 17, 2016
Derivative liability					$ 59,623																																																$ 59,623			59,623		59,623
Debt discount percentage																												10.00%
Convertible Note Financings On September 19, 2014 [Member]
Debt face value																		$ 55,000
Proceeds from issuance of convertible note payable																		$ 50,000
Convesion of debt to shares					6,980,938
Debt maturity date																		Sep. 19, 2015
Derivative liability					$ 59,623																																																59,623			59,623		59,623
Unamortized debt discount																		$ 50,000
Convertible Note Financings On December 22, 2014 [Member]
Debt face value										$ 55,000
Proceeds from issuance of convertible note payable										$ 50,000
Convesion of debt to shares			5,857,374
Debt maturity date										Dec. 22, 2015
Derivative liability			$ 62,118																																																	$ 62,118
Unamortized debt discount										$ 50,000
Convertible Note Financings On January 16, 2016 [Member]
Debt face value																																																											82,500
Proceeds from issuance of convertible note payable																																																											$ 75,000
Debt maturity date																																																											Jan. 13, 2018
Convertible Note Financings On June 19, 2014 [Member]
Borrowed value																											$ 25,000
Conversion of promissory notes into common stock																											$ 16,667																																	35,956
Debt interest rate																											8.00%
Debt maturity date																											Jun. 17, 2015
Debt conversion price percentage																											40.00%
Debt fees net																											$ 22,000
Debt instrument repurchase amount																											$ 35,956
Convertible Note Financings On June 20, 2014 [Member]
Borrowed value																										$ 40,000
Conversion of promissory notes into common stock																																																												26,667
Debt interest rate																										8.00%
Debt maturity date																										Jun. 17, 2015
Debt conversion price percentage																										40.00%
Debt fees net																										$ 36,000
Debt instrument repurchase amount																										$ 57,517
Convertible Note Financings On July 3, 2014 [Member]
Borrowed value																									$ 115,000
Convesion of debt to shares																																																						8,248,677
Conversion of promissory notes into common stock																																																						$ 41,429
Debt interest rate																									8.00%
Debt maturity date																									Jul. 03, 2015
Debt conversion price per share																									$ 0.06																													$ 0.08
Debt conversion price percentage																									40.00%
Derivative liability																																																						$ 59,623
Debt fees net																									$ 100,000
Unamortized debt discount																									$ 58,571
Convertible Note Financings On July 7, 2014 [Member]
Borrowed value																								$ 53,000
Conversion of promissory notes into common stock																																																												33,885
Debt interest rate																								8.00%
Debt maturity date																								Mar. 25, 2015
Debt conversion price percentage																								39.00%
Debt fees net																								$ 50,000
Debt instrument repurchase amount					73,629																																																73,629			73,629		73,629
Gain loss on extinguishment of debt																																																												$ 18,550
Convertible Note Financings On July 9, 2014 [Member]
Borrowed value																							$ 110,000
Proceeds from issuance of convertible note payable																							180,000
Conversion of promissory notes into common stock																							$ 146,666
Debt interest rate																							10.00%
Debt conversion price percentage																							40.00%
Debt discount percentage																							10.00%
Convertible Note Financings On December 30, 2014 [Member]
Borrowed value								$ 4,000,000
Debt face value								49,444
Convesion of debt to shares			271,666
Warrants were converted on cashless basis into shares of common stock			6,434,285																																																	6,434,285
Debt original amount								$ 222,222
Derivative liability			$ 289,701																																																	$ 289,701
Debt discount percentage								37.50%
Gain loss on extinguishment of debt								$ 49,444
Unamortized debt discount								$ 271,666
Convertible Note Financings On July 17, 2014 [Member]
Borrowed value																						$ 115,000
Debt interest rate																						10.00%
Debt maturity date																						Jul. 17, 2016
Debt conversion price per share																						$ 0.06
Debt conversion price percentage																						40.00%
Derivative liability																																																																$ 124,666
Debt instrument repurchase amount																																																																$ 120,750
Unamortized debt discount					100,000																																																100,000			100,000		100,000
Convertible Note Financings On August 19, 2014 [Member]
Borrowed value																					$ 66,000
Proceeds from issuance of convertible note payable																					$ 54,500
Convesion of debt to shares																																																											5,000,000
Debt interest rate																					8.00%
Debt maturity date																					Aug. 15, 2015
Debt conversion price per share																					$ 0.06
Debt conversion price percentage																					60.00%
Derivative liability																					$ 71,548
Debt discount percentage																					10.00%
Unamortized debt discount					54,500																																																54,500			54,500		54,500
Convertible Note Financings On September 4, 2014 [Member]
Borrowed value																				$ 110,000
Proceeds from issuance of convertible note payable																				$ 100,000
Convesion of debt to shares																																																											9,195,341
Debt interest rate																				10.00%
Debt conversion price per share																				$ 0.042
Debt conversion price percentage																				60.00%
Derivative liability																																																																	$ 119,246
Unamortized debt discount																				$ 10,000																																													$ 100,000
Convertible Note Financings On September 11, 2014 [Member]
Borrowed value																			$ 75,000
Convesion of debt to shares																																																												1,006,575
Conversion of promissory notes into common stock																			$ 50,000
Debt interest rate																			8.00%
Debt maturity date																			Mar. 13, 2014
Debt conversion price percentage																			40.00%
Convertible Note Financings On September 22, 2014 [Member]
Borrowed value																	$ 100,000
Debt face value																	50,000
Proceeds from issuance of convertible note payable						$ 45,000											45,000																																				$ 50,000
Convesion of debt to shares																																																					5,095,904						5,210,553
Conversion of promissory notes into common stock						$ 33,333											$ 33,333
Debt interest rate																	8.00%
Debt maturity date																	Sep. 15, 2015
Debt conversion price percentage																	40.00%
Repayment of convertible notes																																																					$ 50,000
Convertible Note Financings On September 22, 2014 One [Member]
Borrowed value							$ 24,772										$ 54,750
Debt face value							4,000,000
Convesion of debt to shares																																																				1,827,270
Conversion of promissory notes into common stock							$ 56,778										$ 36,500
Debt interest rate																	8.00%
Debt maturity date							Sep. 30, 2015										Jun. 19, 2015
Debt conversion price per share							$ 0.0153125
Debt conversion price percentage																	40.00%
Debt original amount							$ 24,772
Derivative liability			96,915																																																	$ 96,915
Debt discount percentage							37.50%
Debt fees net																	$ 50,000
Unamortized debt discount							$ 81,500
Convertible Note Financings On September 24, 2014 [Member]
Borrowed value																$ 75,000
Convesion of debt to shares																																																					4,955,411
Conversion of promissory notes into common stock																$ 50,000
Debt interest rate																8.00%
Debt maturity date																Mar. 13, 2014
Debt conversion price percentage																40.00%
Debt fees net																$ 67,750
Convertible Note Financings On October 6, 2014 [Member]
Borrowed value															$ 53,000
Conversion of promissory notes into common stock															$ 33,885
Debt interest rate															8.00%
Debt maturity date															Jun. 01, 2015
Debt conversion price percentage															39.00%
Debt fees net															$ 50,000
Debt instrument repurchase amount					73,641																																																$ 73,641			73,641		73,641
Convertible Note Financings On October 8, 2014 [Member]
Borrowed value														$ 100,000
Proceeds from issuance of convertible note payable														85,500
Convesion of debt to shares																																																					7,590,186
Conversion of promissory notes into common stock														$ 66,667
Debt interest rate														10.00%
Debt maturity date														Mar. 30, 2015
Debt conversion price percentage														40.00%
Debt fees net														$ 7,000
Convertible Note Financings On October 22, 2014 One [Member]
Borrowed value													$ 75,000
Debt interest rate													8.00%
Convertible Note Financings On October 22, 2014 [Member]
Proceeds from issuance of convertible note payable													$ 65,750
Convesion of debt to shares																																																												3,617,965
Conversion of promissory notes into common stock													$ 50,000
Debt conversion price percentage													40.00%
Convertible Note Financings On October 27, 2014 [Member]
Borrowed value												$ 36,750																																																			$ 166,681
Debt face value																																																															4,000,000
Proceeds from issuance of convertible note payable												$ 24,500
Debt interest rate												8.00%
Debt maturity date												Oct. 21, 2015
Debt conversion price percentage												40.00%
Debt fees net												$ 33,250
Debt instrument repurchase amount					52,892																																																$ 52,892			52,892		52,892
Gain loss on extinguishment of debt																																																					14,700
Convertible Note Financings On October 27, 2014 [Member] | Additional Debt [Member]
Borrowed value																																																															88,319
Convertible Note Financings On October 27, 2014 One [Member]
Borrowed value												161,000
Debt discount amortization expense												33,404
Proceeds from issuance of convertible note payable												$ 150,000
Convesion of debt to shares												1,000,000
Conversion of promissory notes into common stock												$ 107,333
Debt interest rate												8.00%
Debt maturity date												Oct. 27, 2015
Debt conversion price per share												$ 0.08
Debt conversion price percentage												40.00%
Unamortized debt discount												$ 11,000
Convertible Note Financings On April 6, 2014 [Member]
Borrowed value																																																															166,681
Debt face value																																																											$ 161,000				$ 88,319
Convesion of debt to shares																																																											15,975,309
Debt conversion price per share																																																															$ 0.0154
Debt original amount																																																											$ 22,121
Derivative liability																																																											305,904
Debt discount percentage																																																															37.50%
Derivative liability re-measured value																																																											6,669
Unamortized debt discount																																																															$ 255,000
First Debenture [Member] | Securities Purchase Agreement [Member] | TCA Global Credit Master Fund LP [Member]
Payments to acquire debenture																																																	$ 550,000
Debenture bears interest rate																																												12.00%
Percentage of premium on all scheduled principal payments																																												7.00%
Percentage redemption premium on outstanding principal balance																																												7.00%
Percentage of average daily volume weighted average price of entity common stock																																												85.00%
Percentage of provision on common stock																																												4.99%
Secured Promissory Note [Member] | Holland And Knight LLP [Member]
Debt face value																																																			$ 849,510
Increase outstanding principal balance																																																											339,439
Proceeds from other financings descriptions																																																			(a) completion of an acquisition or disposition of any of the Company’s assets or stock or any of the Company’s subsidiaries’ assets or stock with gross proceeds in excess of $750,000, (b) completion of any financing with gross proceeds in excess of $1,500,000, (c) receipt of any revenue in excess of $750,000 from the licensing or development of any of the Company’s or the Company’s subsidiaries’ products, or (d) any liquidation or reorganization of the Company’s assets or liabilities. The amount of payment to be remitted by the Company shall equal one-third of the gross proceeds received by the Company upon each occurrence of any of the above events, until the principal is repaid in full. If the Company receives $3,000,000 in gross proceeds in any one financing or licensing arrangement, the entire principal balance shall be paid in full.
Repayment of debt																																																											$ 510,072
Secured Promissory Note [Member] | William J. Caragol [Member]
Debt face value																																																		$ 200,000
Conversion of promissory notes into common stock																																																		$ 1,500,000
Debt interest rate																																																		5.00%
Debt maturity date																																																		Sep. 06, 2013
Repayment of debt																																																														$ 100,000
Due to related parties																																																		$ 200,000
Lowest Closing Bid Price [Member] | Convertible Note Financings On June18, 2014 [Member]
Debt face value																												$ 55,000
Debt interest rate																												40.00%
Debt conversion price per share																												$ 0.075
Unamortized debt discount																												$ 50,000
Series F Preferred Stock [Member]
Series F outstanding																																																													600
Ironridge Series F Preferred Stock Financings [Member]
Number of shares issued for conversion																																																											0	60,104,701
Number of shares converted																																																											0	3,150
Beneficial conversion dividends																																																											$ 900,000	$ 0
Ironridge Stock Purchase Agreement [Member] | Series F Preferred Stock [Member]
Number of shares issued for conversion																																			100				150						150															600
Number of shares converted																																								3,398,389																				22,992,056
Stock issued for conversion value of convertible securites																																			$ 100,000				$ 100,000						$ 150,000
Ironridge Stock Purchase Agreement [Member] | Series F Preferred Stock [Member] | Commitment [Member]
Number of shares issued for conversion																																							50
Stock issued for conversion value of convertible securites																																							$ 50,000
Ironridge Stock Purchase Agreement [Member] | Series F Preferred Stock [Member] | Documentation Fees [Member]
Number of shares issued for conversion																																							50
Stock issued for conversion value of convertible securites																																							$ 50,000
Ironridge Stock Purchase Agreement [Member] | Series F Preferred Stock [Member] | Additional Shares [Member]
Number of shares issued for conversion																																																												300
Number of shares converted																																																												17,607,041
Certificate of Designations For Series F Preferred Stock [Member]
Preferred stock annual dividend rate																																																											7.65%
Redemption price per share																																																											$ 1,000
Preferred stock fixed conversion price																																																											$ 0.50
Percentage of closing bid price																																																											32.00%
Certificate of Designations For Series F Preferred Stock [Member] | Minimum [Member]
Percentage of closing bid price																																																											150.00%
Certificate of Designations For Series F Preferred Stock [Member] | Maximum [Member]
Percentage of closing bid price																																																											130.00%
Certificate of Designations For Series F Preferred Stock [Member] | Prior To First Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											149.99%
Certificate of Designations For Series F Preferred Stock [Member] | After First Anniversary But Prior To Second Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											141.60%
Certificate of Designations For Series F Preferred Stock [Member] | After Second Anniversary But Prior To Third Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											133.60%
Certificate of Designations For Series F Preferred Stock [Member] | After Thired Anniversary But Prior To Fourth Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											126.10%
Certificate of Designations For Series F Preferred Stock [Member] | After Fourth Anniversary But Prior To Fifth Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											119.00%
Certificate of Designations For Series F Preferred Stock [Member] | After Fifth Anniversary But Prior To Sixth Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											112.30%
Certificate of Designations For Series F Preferred Stock [Member] | After Sixth Anniversary But Prior To Seventh Anniversary [Member]
Preferred stock, redemption price as percentage of liquidation value																																																											106.00%
Certificate of Designations For Series F Preferred Stock [Member] | Before Conversion Notice [Member]
Percentage of closing bid price																																																											100.00%
Series F Reconciling Conversion Shares [Member]
Beneficial conversion dividends																																																											$ 0	$ 900,000
Percentage of closing bid price																																																											70.00%
Percentage of average daily volume weighted average price of common stock																																																											85.00%
Maximum percentage of shares allowed to held by non-controling interest																																																											9.99%
Cap amount percentage																																																											19.99%
Purchase Agreement [Member] | Convertible Promissory Note [Member]
Debt face value																																															$ 78,500
Proceeds from issuance of convertible note payable																																															$ 56,845
Convesion of debt to shares																																																												5,790,072
Debt interest rate																																															8.00%
Debt maturity date																																															Apr. 08, 2014
Debt conversion price per share																																															$ 0.01
Debt conversion price percentage																																															42.00%
December Purchase Agreement [Member] | December Convertible Promissory Note [Member]
Debt face value																																														$ 103,500
Convesion of debt to shares																																																												3,294,466
Conversion of promissory notes into common stock																																																												$ 66,172
Debt interest rate																																														8.00%
Debt maturity date																																														Sep. 17, 2014
Debt conversion price per share																																														$ 0.01
Debt conversion price percentage																																														39.00%
January Purchase Agreement [Member] | January Convertible Promissory Note [Member]
Debt face value																																											$ 78,500
Convesion of debt to shares																																																												3,132,485
Conversion of promissory notes into common stock																																																												$ 50,189
Debt interest rate																																											8.00%
Debt maturity date																																											Oct. 28, 2014
Debt conversion price percentage																																											39.00%
Dominion Convertible Debt Financings [Member]
Debt discount																																																							437,178		437,178
Derivative liability																																																							507,252		507,252
Dominion Convertible Debt Financings [Member] | Note I SPA [Member]
Debt face value											$ 4,000,000																																																$ 3,650,000	500,000
Debt discount percentage											4.00%
Debt instrument periodic payment											$ 500,000
Reimbursement expenses for purchaser											25,000
Reimbursement expenses for purchasers counsel											$ 25,000
Unamortized debt discount																																																											5,116,600	387,000
Dominion Convertible Debt Financings [Member] | Note I SPA [Member] | Additional Debt [Member]
Debt face value			150,000																																																	$ 150,000							150,000
Proceeds from issuance of convertible note payable			$ 3,540,600																																																								$ 3,540,600
Debt interest rate			4.00%																																																	4.00%							4.00%
Debt fees net			$ 166,000																																																	$ 166,000							$ 166,000
Payment of note receivable			448,400																																																								448,400
Debt instrument periodic payment			500,000																																																								500,000
Legal fees																																																											$ 247,000
Dominion Convertible Debt Financings [Member] | Note II SPA [Member]
Debt face value				$ 2,400,000
Debt discount percentage				4.00%
Debt instrument periodic payment				$ 400,000
Reimbursement expenses for purchaser				20,000
Reimbursement expenses for purchasers counsel				10,000
Dominion Convertible Debt Financings [Member] | Note II SPA [Member] | Additional Debt [Member]
Proceeds from issuance of convertible note payable			$ 1,966,000																																																						2,143,000
Debt interest rate			4.00%																																																	4.00%							4.00%
Debt maturity date			Feb. 15, 2017
Debt fees net			$ 227,000																																																	$ 227,000							$ 227,000
Payment of note receivable			227,000																																																						227,000
Unamortized debt discount			$ 91,250																																																	$ 91,250							99,583
Dominion Convertible Debt Financings [Member] | Note I And II [Member]
Debt discount																																																							5,683,600		5,683,600
Debt discount amortization expense																																																									$ 3,331,000		$ 1,033,000	27,000
Debt face value				$ 6,400,000
Convesion of debt to shares																																																									6,622,381		93,400,003
Conversion of promissory notes into common stock																																																											$ 5,544,717
Debt interest rate				12.00%
Debt conversion price per share				$ 1.40
Debt conversion price percentage				95.00%
Debt original amount				$ 6,144,000																																																							1,357,000
Derivative liability					8,936,405																																																8,936,405		4,254,398	8,936,405	$ 4,254,398	8,936,405	8,936,405
Derivative liability re-measured value					574,813																																																574,813			574,813		574,813	6,337,859
Debt instrument convertible terms of conversion feature				In the event that there is an Event of Default or certain conditions are not met, the conversion price will be adjusted to equal to 55% of the lowest VWAP during the thirty (30) Trading Days immediately prior to the applicable Conversion Date.
Percentage of conversion price of note into common stock on closing price				62.50%
Percentage of premium on convertible note				120.00%
Unamortized debt discount					$ 5,116,600																																																$ 5,116,600		180,000	$ 5,116,600	180,000	$ 5,116,600	5,116,600	$ 387,000
Dominion Convertible Debt Financings [Member] | Note III SPA [Member]
Percentage of closing bid price	7.00%
Debt discount																																																							751,500		751,500
Debt discount amortization expense																																																									154,000		9,000
Debt face value		$ 904,042
Proceeds from issuance of convertible note payable	$ 751,500	$ 865,000
Debt interest rate	12.00%	4.00%
Debt maturity date	Jun. 15, 2017
Debt conversion price per share	$ 1.10
Debt conversion price percentage	62.50%
Debt original amount																																																											906,112
Derivative liability																																																							$ 1,112,192		$ 1,112,192		1,267,800
Debt fees net	$ 30,000
Derivative liability re-measured value																																																											1,269,481
Reimbursement expenses for purchaser		$ 152,542
Debt instrument convertible terms of conversion feature	In the event that there is an Event of Default or certain conditions are not met, the conversion price will be adjusted to equal to 55% of the lowest VWAP during the thirty (30) Trading Days immediately prior to the applicable Conversion Date. Note III can be prepaid at any time upon five days’ notice to the Dominion by paying an amount in cash equal to the outstanding principal and interest, and a 20% premium.
Unamortized debt discount																																																											$ 751,500